Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Net revenue	$ 2,350	$ 2,058	$ 8,030	$ 3,488	$ 6,442	$ 1,224
Cost of revenue	1,001	1,327	3,974	2,608	3,890	1,620
Gross profit	1,349	731	4,056	880	2,552	(396)
Operating expenses:
Research and development	486	1,369	1,816	4,328	5,779	11,044
Selling, general and administrative	8,208	8,710	32,043	31,731	41,835	24,104
Impairment of long-lived assets	725		725		1,333
Loss from operations	(8,070)	(9,348)	(30,528)	(35,179)	(46,395)	(35,544)
Interest expense	547	127	1,032	1,232	1,582	3,355
Change in fair value of earnout liability	(210)	(661)	(490)	(30,599)	(31,879)
Change in fair value of warrants	(612)	58	(1,237)	12
Change in fair value of PIPE make-whole liability		310		(122)	(830)
Change in fair value of SAFEs					10	655
Merger-related transaction costs expensed				4,009	4,009
Private placement costs	443		443		2,894
Other non-operating losses, net	36	2	135	1,587	282
Loss before income taxes	(8,274)	(9,184)	(30,411)	(11,298)	(22,463)	(39,554)
Provision (benefit) for income taxes	(2)	(1,505)	(9)	(2,801)	(2,429)	67
Net loss and comprehensive loss	(8,272)	(7,679)	(30,402)	(8,497)	(20,034)	(39,621)
Deemed dividend from warrant price adjustment				661	661
Net loss available to common stockholders	$ (8,272)	$ (7,679)	$ (30,402)	$ (9,158)	$ (20,695)	$ (39,621)
Net loss per share of Class A and Class B Common Stock:
Basic	$ (0.17)	$ (0.25)	$ (0.72)	$ (0.35)	$ (0.73)	$ (2.71)
Diluted	$ (0.17)	$ (0.25)	$ (0.72)	$ (0.36)	$ (0.75)	$ (2.71)
Weighted-average common shares outstanding:
Basic	48,785,295	30,552,063	42,474,411	26,350,138	28,419,593	14,612,600
Diluted	48,785,295	30,552,063	42,474,411	26,411,020	29,483,021	14,612,600